Fees Summary	Aug. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 255,156,250.00
Previously Paid Amount	0.00
Total Fee Amount	35,237.09
Total Offset Amount	0.00
Net Fee	$ 35,237.09